SMEAD FUNDS TRUST

Supplement dated January 6, 2022 to the

Prospectus

dated March 30, 2021

Smead Value Fund (the “Fund”)

Investor Class Shares (SMVLX)

Class A Shares (SVFAX)

Class C Shares (SVFCX)

Class I1 Shares (SVFFX)

Class R1 Shares (SVFDX)

Class R2 Shares (SVFKX)

Class Y Shares (SVFYX)

This Supplement updates certain information contained in the Fund Prospectus dated March 30, 2021. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling the Fund (toll-free) at 877-807-4122 or by visiting the Fund’s website at http://smeadcap.com/smead-value-fund/.

Effective December 31, 2021, Mr. Tony A. Scherrer retired as a portfolio manager of the Fund. All references to Mr. Scherrer are hereby deleted in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SMEAD FUNDS TRUST

Statement of Additional Information dated January 6, 2022 to the

Prospectus

dated March 30, 2021

Smead Value Fund (the “Fund”)

Investor Class Shares (SMVLX)

Class A Shares (SVFAX)

Class C Shares (SVFCX)

Class I1 Shares (SVFFX)

Class R1 Shares (SVFDX)

Class R2 Shares (SVFKX)

Class Y Shares (SVFYX)

This Supplement updates certain information contained in the Fund’s Statement of Additional Information (“SAI”) dated March 30, 2021. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by calling the Fund (toll-free) at 877-807-4122 or by visiting the Fund’s website at http://smeadcap.com/smead-value-fund/.

Effective December 31, 2021, Mr. Tony A. Scherrer retired as a portfolio manager of the Fund. All references to Mr. Scherrer are hereby deleted in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE